DEFERRED REVENUE (Details) - USD ($) $ in Thousands	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
DEFERRED REVENUE [Abstract]
Deferred revenue	$ 7,087	$ 3,904	$ 5,141
Less: current portion of deferred revenue	(4,077)	(3,470)
Noncurrent portion of deferred revenue	$ 3,010	$ 434